PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Healthcare Rate Trends (Details)	Dec. 31, 2020
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Benefit obligation, healthcare cost trend rate Assumed, Next Fiscal Year	6.00%
Benefit obligation, healthcare cost trend rate	4.50%
Net periodic benefit cost, health care cost trend rate assumed, next fiscal year	6.30%
Net periodic benefit cost, healthcare cost trend rate	4.50%
Prescription drug cost trend rate assumed, next fiscal year	7.90%
Benefit obligation, prescription drug cost ultimate trend rate	4.50%
Net periodic benefit cost, prescription drug cost trend rate assumed, next fiscal year	8.40%
Net periodic benefit cost, prescription drug cost ultimate trend rate	4.50%